Expense Example, No Redemption	12 Months Ended
Oct. 31, 2024 USD ($)
California Municipal Fund | California Municipal Fund, Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 176
Expense Example, No Redemption, 3 Years	545
Expense Example, No Redemption, 5 Years	939
Expense Example, No Redemption, 10 Years	1,813
Core Fixed Income Fund | Core Fixed Income Fund, Class J
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	58
Expense Example, No Redemption, 3 Years	183
Expense Example, No Redemption, 5 Years	318
Expense Example, No Redemption, 10 Years	714
Core Plus Bond Fund | Core Plus Bond Fund, Class J
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	83
Expense Example, No Redemption, 3 Years	259
Expense Example, No Redemption, 5 Years	450
Expense Example, No Redemption, 10 Years	1,002
Diversified Income Fund | Diversified Income Fund, Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	185
Expense Example, No Redemption, 3 Years	573
Expense Example, No Redemption, 5 Years	985
Expense Example, No Redemption, 10 Years	1,938
Diversified International Fund | Diversified International Fund, Class J
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	109
Expense Example, No Redemption, 3 Years	340
Expense Example, No Redemption, 5 Years	590
Expense Example, No Redemption, 10 Years	1,306
Equity Income Fund | Equity Income Fund, Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	165
Expense Example, No Redemption, 3 Years	511
Expense Example, No Redemption, 5 Years	881
Expense Example, No Redemption, 10 Years	1,716
Equity Income Fund | Equity Income Fund, Class J
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	78
Expense Example, No Redemption, 3 Years	243
Expense Example, No Redemption, 5 Years	422
Expense Example, No Redemption, 10 Years	942
Global Emerging Markets Fund | Global Emerging Markets Fund, Class J
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	134
Expense Example, No Redemption, 3 Years	448
Expense Example, No Redemption, 5 Years	784
Expense Example, No Redemption, 10 Years	1,734
Government & High Quality Bond Fund
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	88
Expense Example, No Redemption, 3 Years	274
Expense Example, No Redemption, 5 Years	477
Expense Example, No Redemption, 10 Years	1,061
High Yield Fund | High Yield Fund, Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	173
Expense Example, No Redemption, 3 Years	536
Expense Example, No Redemption, 5 Years	923
Expense Example, No Redemption, 10 Years	1,796
Inflation Protection Fund | Inflation Protection Fund, Class J
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	81
Expense Example, No Redemption, 3 Years	252
Expense Example, No Redemption, 5 Years	439
Expense Example, No Redemption, 10 Years	978
LargeCap Growth Fund I | LargeCap Growth Fund I, Class J
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	80
Expense Example, No Redemption, 3 Years	253
Expense Example, No Redemption, 5 Years	442
Expense Example, No Redemption, 10 Years	988
LargeCap S&P 500 Index Fund | LargeCap S&P 500 Index Fund, Class J
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	29
Expense Example, No Redemption, 3 Years	90
Expense Example, No Redemption, 5 Years	157
Expense Example, No Redemption, 10 Years	356
LargeCap Value Fund III | LargeCap Value Fund III, Class J
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	95
Expense Example, No Redemption, 3 Years	301
Expense Example, No Redemption, 5 Years	524
Expense Example, No Redemption, 10 Years	1,165
MidCap Fund | MidCap Fund, Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	178
Expense Example, No Redemption, 3 Years	551
Expense Example, No Redemption, 5 Years	949
Expense Example, No Redemption, 10 Years	1,840
MidCap Fund | MidCap Fund, Class J
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	80
Expense Example, No Redemption, 3 Years	249
Expense Example, No Redemption, 5 Years	433
Expense Example, No Redemption, 10 Years	966
MidCap Growth Fund | MidCap Growth Fund, Class J
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	92
Expense Example, No Redemption, 3 Years	287
Expense Example, No Redemption, 5 Years	498
Expense Example, No Redemption, 10 Years	1,108
MidCap Growth Fund III | MidCap Growth Fund III, Class J
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	109
Expense Example, No Redemption, 3 Years	345
Expense Example, No Redemption, 5 Years	599
Expense Example, No Redemption, 10 Years	1,327
MidCap S&P 400 Index Fund | MidCap S&P 400 Index Fund, Class J
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	39
Expense Example, No Redemption, 3 Years	122
Expense Example, No Redemption, 5 Years	213
Expense Example, No Redemption, 10 Years	480
MidCap Value Fund I | MidCap Value I Fund, Class J
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	89
Expense Example, No Redemption, 3 Years	282
Expense Example, No Redemption, 5 Years	491
Expense Example, No Redemption, 10 Years	1,094
Money Market Fund | Money Market Fund, Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	49
Expense Example, No Redemption, 3 Years	154
Expense Example, No Redemption, 5 Years	269
Expense Example, No Redemption, 10 Years	604
Money Market Fund | Money Market Fund, Class J
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	45
Expense Example, No Redemption, 3 Years	174
Expense Example, No Redemption, 5 Years	314
Expense Example, No Redemption, 10 Years	724
Principal LifeTime Strategic Income Fund | Principal LifeTime Strategic Income Fund, Class J
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	67
Expense Example, No Redemption, 3 Years	211
Expense Example, No Redemption, 5 Years	368
Expense Example, No Redemption, 10 Years	822
Principal LifeTime 2020 Fund | Principal LifeTime 2020 Fund, Class J
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	68
Expense Example, No Redemption, 3 Years	214
Expense Example, No Redemption, 5 Years	373
Expense Example, No Redemption, 10 Years	835
Principal LifeTime 2030 Fund | Principal LifeTime 2030 Fund, Class J
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	72
Expense Example, No Redemption, 3 Years	224
Expense Example, No Redemption, 5 Years	390
Expense Example, No Redemption, 10 Years	871
Principal LifeTime 2040 Fund | Principal LifeTime 2040 Fund, Class J
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	78
Expense Example, No Redemption, 3 Years	243
Expense Example, No Redemption, 5 Years	422
Expense Example, No Redemption, 10 Years	942
Principal LifeTime 2050 Fund | Principal LifeTime 2050 Fund, Class J
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	85
Expense Example, No Redemption, 3 Years	265
Expense Example, No Redemption, 5 Years	460
Expense Example, No Redemption, 10 Years	1,025
Principal LifeTime 2060 Fund | Principal LifeTime 2060 Fund, Class J
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	100
Expense Example, No Redemption, 3 Years	312
Expense Example, No Redemption, 5 Years	542
Expense Example, No Redemption, 10 Years	1,201
Principal LifeTime 2070 Fund | Principal LifeTime 2070 Fund, Class J
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	94
Expense Example, No Redemption, 3 Years	1,848
Expense Example, No Redemption, 5 Years	3,472
Expense Example, No Redemption, 10 Years	7,030
Principal LifeTime Hybrid Income Fund | Principal LifeTime Hybrid Income Fund, Class J
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	53
Expense Example, No Redemption, 3 Years	167
Expense Example, No Redemption, 5 Years	291
Expense Example, No Redemption, 10 Years	653
Principal LifeTime Hybrid 2015 Fund | Principal LifeTime Hybrid 2015 Fund, Class J
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	50
Expense Example, No Redemption, 3 Years	157
Expense Example, No Redemption, 5 Years	274
Expense Example, No Redemption, 10 Years	616
Principal LifeTime Hybrid 2020 Fund | Principal LifeTime Hybrid 2020 Fund, Class J
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	49
Expense Example, No Redemption, 3 Years	154
Expense Example, No Redemption, 5 Years	269
Expense Example, No Redemption, 10 Years	604
Principal LifeTime Hybrid 2025 Fund | Principal LifeTime Hybrid 2025 Fund, Class J
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	47
Expense Example, No Redemption, 3 Years	148
Expense Example, No Redemption, 5 Years	258
Expense Example, No Redemption, 10 Years	579
Principal LifeTime Hybrid 2030 Fund | Principal LifeTime Hybrid 2030 Fund, Class J
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	46
Expense Example, No Redemption, 3 Years	144
Expense Example, No Redemption, 5 Years	252
Expense Example, No Redemption, 10 Years	567
Principal LifeTime Hybrid 2035 Fund | Principal LifeTime Hybrid 2035 Fund, Class J
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	48
Expense Example, No Redemption, 3 Years	151
Expense Example, No Redemption, 5 Years	263
Expense Example, No Redemption, 10 Years	591
Principal LifeTime Hybrid 2040 Fund | Principal LifeTime Hybrid 2040 Fund, Class J
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	50
Expense Example, No Redemption, 3 Years	157
Expense Example, No Redemption, 5 Years	274
Expense Example, No Redemption, 10 Years	616
Principal LifeTime Hybrid 2045 Fund | Principal LifeTime Hybrid 2045 Fund, Class J
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	52
Expense Example, No Redemption, 3 Years	164
Expense Example, No Redemption, 5 Years	285
Expense Example, No Redemption, 10 Years	640
Principal LifeTime Hybrid 2050 Fund | Principal LifeTime Hybrid 2050 Fund, Class J
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	56
Expense Example, No Redemption, 3 Years	176
Expense Example, No Redemption, 5 Years	307
Expense Example, No Redemption, 10 Years	689
Principal LifeTime Hybrid 2055 Fund | Principal LifeTime Hybrid 2055 Fund, Class J
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	61
Expense Example, No Redemption, 3 Years	192
Expense Example, No Redemption, 5 Years	335
Expense Example, No Redemption, 10 Years	750
Principal LifeTime Hybrid 2060 Fund | Principal LifeTime Hybrid 2060 Fund, Class J
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	64
Expense Example, No Redemption, 3 Years	217
Expense Example, No Redemption, 5 Years	383
Expense Example, No Redemption, 10 Years	864
Principal LifeTime Hybrid 2065 Fund | Principal LifeTime Hybrid 2065 Fund, Class J
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	64
Expense Example, No Redemption, 3 Years	271
Expense Example, No Redemption, 5 Years	494
Expense Example, No Redemption, 10 Years	1,137
Principal LifeTime Hybrid 2070 Fund | Principal LifeTime Hybrid 2070 Fund Class J
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	63
Expense Example, No Redemption, 3 Years	965
Expense Example, No Redemption, 5 Years	1,880
Expense Example, No Redemption, 10 Years	4,225
Real Estate Securities Fund | Real Estate Securities Fund, Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	211
Expense Example, No Redemption, 3 Years	652
Expense Example, No Redemption, 5 Years	1,119
Expense Example, No Redemption, 10 Years	2,182
Real Estate Securities Fund | Real Estate Securities Fund, Class J
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	110
Expense Example, No Redemption, 3 Years	343
Expense Example, No Redemption, 5 Years	595
Expense Example, No Redemption, 10 Years	1,317
Strategic Asset Management Balanced Portfolio | SAM Balanced Fund, Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	189
Expense Example, No Redemption, 3 Years	585
Expense Example, No Redemption, 5 Years	1,006
Expense Example, No Redemption, 10 Years	1,973
Strategic Asset Management Balanced Portfolio | SAM Balanced Fund, Class J
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	94
Expense Example, No Redemption, 3 Years	293
Expense Example, No Redemption, 5 Years	509
Expense Example, No Redemption, 10 Years	1,131
Strategic Asset Management Conservative Balanced Portfolio | SAM Conservative Balanced Fund, Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	186
Expense Example, No Redemption, 3 Years	576
Expense Example, No Redemption, 5 Years	990
Expense Example, No Redemption, 10 Years	1,938
Strategic Asset Management Conservative Balanced Portfolio | SAM Conservative Balanced Fund, Class J
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	89
Expense Example, No Redemption, 3 Years	278
Expense Example, No Redemption, 5 Years	482
Expense Example, No Redemption, 10 Years	1,073
Strategic Asset Management Conservative Growth Portfolio | SAM Conservative Growth Fund, Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	191
Expense Example, No Redemption, 3 Years	591
Expense Example, No Redemption, 5 Years	1,016
Expense Example, No Redemption, 10 Years	1,995
Strategic Asset Management Conservative Growth Portfolio | SAM Conservative Growth Fund, Class J
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	96
Expense Example, No Redemption, 3 Years	300
Expense Example, No Redemption, 5 Years	520
Expense Example, No Redemption, 10 Years	1,155
Strategic Asset Management Flexible Income Portfolio | SAM Flexible Income Fund, Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	183
Expense Example, No Redemption, 3 Years	566
Expense Example, No Redemption, 5 Years	975
Expense Example, No Redemption, 10 Years	1,906
Strategic Asset Management Flexible Income Portfolio | SAM Flexible Income Fund, Class J
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	87
Expense Example, No Redemption, 3 Years	271
Expense Example, No Redemption, 5 Years	471
Expense Example, No Redemption, 10 Years	1,049
Strategic Asset Management Strategic Growth Portfolio | SAM Strategic Growth Fund, Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	196
Expense Example, No Redemption, 3 Years	606
Expense Example, No Redemption, 5 Years	1,042
Expense Example, No Redemption, 10 Years	2,046
Strategic Asset Management Strategic Growth Portfolio | SAM Strategic Growth Fund, Class J [Member]
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	101
Expense Example, No Redemption, 3 Years	315
Expense Example, No Redemption, 5 Years	547
Expense Example, No Redemption, 10 Years	1,213
Short-Term Income Fund | Short-Term Income Fund, Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	162
Expense Example, No Redemption, 3 Years	502
Expense Example, No Redemption, 5 Years	866
Expense Example, No Redemption, 10 Years	1,626
Short-Term Income Fund | Short-Term Income Fund, Class J
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	60
Expense Example, No Redemption, 3 Years	189
Expense Example, No Redemption, 5 Years	329
Expense Example, No Redemption, 10 Years	738
SmallCap Fund | SmallCap Fund, Class J
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	100
Expense Example, No Redemption, 3 Years	312
Expense Example, No Redemption, 5 Years	542
Expense Example, No Redemption, 10 Years	1,201
SmallCap Growth Fund I | SmallCap Growth I Fund, Class J
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	117
Expense Example, No Redemption, 3 Years	370
Expense Example, No Redemption, 5 Years	642
Expense Example, No Redemption, 10 Years	1,419
SmallCap S&P 600 Index Fund | SmallCap S&P 600 Index Fund, Class J
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	41
Expense Example, No Redemption, 3 Years	128
Expense Example, No Redemption, 5 Years	224
Expense Example, No Redemption, 10 Years	505
SmallCap Value Fund II | SmallCap Value II Fund, Class J
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	122
Expense Example, No Redemption, 3 Years	385
Expense Example, No Redemption, 5 Years	668
Expense Example, No Redemption, 10 Years	1,476
Tax-Exempt Bond Fund | Tax-Exempt Bond Fund, Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	182
Expense Example, No Redemption, 3 Years	563
Expense Example, No Redemption, 5 Years	970
Expense Example, No Redemption, 10 Years	$ 1,865